Note 18 - Assets Classified as Held for Sale - Assets Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Assets held for sale	$ 13,530	$ 13,530	$ 11,436
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%
Assets held for sale	$ 13,530	13,530
US-NC-31 sponsor partner, llc [member]
Statement Line Items [Line Items]
Ownership percentage of investment	14.45%
Assets held for sale			6,595
US-NC-47 sponsor partner, llc [member]
Statement Line Items [Line Items]
Ownership percentage of investment	10.00%
Assets held for sale			$ 4,841